UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus AlphaSimplex Global Alternatives Fund
Class A / GAFAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$75	1.49%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$121,871
Total number of portfolio holdings	540
Portfolio turnover rate as of the end of the reporting period	259%
Asset Allocation(1)
U.S. Government Securities		42%
Common Stocks		37%
Machinery	2%
Software	2%
Capital Markets	2%
All other Common Stocks	31%
Short-Term Investment		16%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8108
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class C / GAFCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class C / GAFCX	$112	2.24%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$121,871
Total number of portfolio holdings	540
Portfolio turnover rate as of the end of the reporting period	259%
Asset Allocation(1)
U.S. Government Securities		42%
Common Stocks		37%
Machinery	2%
Software	2%
Capital Markets	2%
All other Common Stocks	31%
Short-Term Investment		16%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8109
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class I / GAFYX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$62	1.24%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$121,871
Total number of portfolio holdings	540
Portfolio turnover rate as of the end of the reporting period	259%
Asset Allocation(1)
U.S. Government Securities		42%
Common Stocks		37%
Machinery	2%
Software	2%
Capital Markets	2%
All other Common Stocks	31%
Short-Term Investment		16%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8110
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class R6 / GAFNX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$59	1.18%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$121,871
Total number of portfolio holdings	540
Portfolio turnover rate as of the end of the reporting period	259%
Asset Allocation(1)
U.S. Government Securities		42%
Common Stocks		37%
Machinery	2%
Software	2%
Capital Markets	2%
All other Common Stocks	31%
Short-Term Investment		16%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8111
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class A / AMFAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$77	1.70%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,299,623
Total number of portfolio holdings	128
Number of Long Positions	108
Number of Short Positions	20
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	25%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	27
Equities	25
Fixed Income	13
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8113
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class C / ASFCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$111	2.45%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,299,623
Total number of portfolio holdings	128
Number of Long Positions	108
Number of Short Positions	20
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	25%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	27
Equities	25
Fixed Income	13
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8114
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class I / ASFYX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$66	1.45%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,299,623
Total number of portfolio holdings	128
Number of Long Positions	108
Number of Short Positions	20
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	25%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	27
Equities	25
Fixed Income	13
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8115
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class R6 / AMFNX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$60	1.33%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,299,623
Total number of portfolio holdings	128
Number of Long Positions	108
Number of Short Positions	20
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	25%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	27
Equities	25
Fixed Income	13
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8116
Virtus AlphaSimplex Managed Futures Strategy Fund

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS TRUST

June 30, 2025
Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Managed Futures Strategy Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sterling Overnight Index Average (SONIA)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2025
Tokyo Stock Price Index (TOPIX)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.
U.S. Federal Funds (USFF)
The U.S. Federal Funds rate is calculated as the effective median interest rate of overnight federal funds transactions during the previous business day.

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—33.4%
Aerospace & Defense—0.8%
AeroVironment, Inc.(1)	1,139	$ 324
Axon Enterprise, Inc.(1)	164	136
General Dynamics Corp.	119	35
Howmet Aerospace, Inc.	691	128
L3Harris Technologies, Inc.	138	35
Lockheed Martin Corp.	335	155
Northrop Grumman Corp.	97	48
RTX Corp.	554	81
Teledyne Technologies, Inc.(1)	138	71
		1,013

Air Freight & Logistics—0.4%
Expeditors International of Washington, Inc.	1,519	174
FedEx Corp.	758	172
XPO, Inc.(1)	738	93
		439

Automobile Components—0.4%
Dana, Inc.	3,687	63
Dorman Products, Inc.(1)	985	121
Ferrari N.V.	126	62
Garrett Motion, Inc.	6,228	65
General Motors Co.	658	32
Gentex Corp.	1,360	30
Visteon Corp.(1)	1,285	120
		493

Banks—1.3%
1st Source Corp.	1,986	123
Bank of America Corp.	825	39
Bank of Hawaii Corp.	1,812	122
BANK OZK	2,631	124
Brookline Bancorp, Inc.	15,048	159
Customers Bancorp, Inc.(1)	2,274	134
Firstsun Capital Bancorp(1)	1,843	64
Heritage Commerce Corp.	20,659	205
JPMorgan Chase & Co.	274	80
Northeast Bank	1,577	140
Northwest Bancshares, Inc.	18,786	240
NU Holdings Ltd. Class A(1)	4,250	58
Origin Bancorp, Inc.	3,474	124
		1,612

Beverages—0.4%
Coca-Cola Consolidated, Inc.	290	32
Coca-Cola Europacific Partners plc	396	37
Constellation Brands, Inc. Class A	474	77
Monster Beverage Corp.(1)	3,755	235
National Beverage Corp.(1)	1,744	76
PepsiCo, Inc.	403	53
		510

Biotechnology—0.8%
AbbVie, Inc.	216	40
ACADIA Pharmaceuticals, Inc.(1)	2,839	61
Exelixis, Inc.(1)	3,419	151
Halozyme Therapeutics, Inc.(1)	1,375	71
	Shares	Value

Biotechnology—continued
Incyte Corp.(1)	2,681	$ 183
KalVista Pharmaceuticals, Inc.(1)	16,183	183
Madrigal Pharmaceuticals, Inc.(1)	234	71
Natera, Inc.(1)	621	105
PTC Therapeutics, Inc.(1)	1,262	62
Summit Therapeutics, Inc.(1)	3,020	64
Vaxcyte, Inc.(1)	1,177	38
		1,029

Broadline Retail—0.2%
Amazon.com, Inc.(1)	544	119
eBay, Inc.	986	74
Etsy, Inc.(1)	245	12
MercadoLibre, Inc.(1)	6	16
		221

Building Products—0.9%
A.O. Smith Corp.	1,547	101
Allegion plc	800	115
American Woodmark Corp.(1)	3,215	172
Armstrong World Industries, Inc.	756	123
Carlisle Cos., Inc.	343	128
Gibraltar Industries, Inc.(1)	1,963	116
Johnson Controls International plc	500	53
Lennox International, Inc.	133	76
Masco Corp.	1,102	71
Trane Technologies plc	310	136
		1,091

Capital Markets—1.6%
Acadian Asset Management, Inc.	5,763	203
Bridge Investment Group Holdings, Inc. Class A	5,511	55
Broadridge Financial Solutions, Inc.	377	92
Brookfield Corp.	1,070	66
Cboe Global Markets, Inc.	334	78
CME Group, Inc. Class A	123	34
Cohen & Steers, Inc.	852	64
Evercore, Inc. Class A	343	93
FactSet Research Systems, Inc.	78	35
Federated Hermes, Inc. Class B	1,876	83
Goldman Sachs Group, Inc. (The)	123	87
Interactive Brokers Group, Inc. Class A	988	55
Intercontinental Exchange, Inc.	232	42
Invesco Ltd.	3,880	61
Janus Henderson Group plc	1,995	77
Main Street Capital Corp.	648	38
MarketAxess Holdings, Inc.	394	88
Moelis & Co. Class A	2,162	135
Morningstar, Inc.	264	83
MSCI, Inc. Class A	123	71
Nuveen Churchill Direct Lending Corp.	2,892	47
PJT Partners, Inc. Class A	521	86
S&P Global, Inc.	156	82
T. Rowe Price Group, Inc.	738	71
Trinity Capital, Inc.	2,493	35
WisdomTree, Inc.	8,739	101
		1,962

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Chemicals—0.3%
Cabot Corp.	2,437	$ 183
Ecolab, Inc.	135	36
International Flavors & Fragrances, Inc.	717	53
Sherwin-Williams Co. (The)	139	48
		320

Commercial Services & Supplies—0.5%
Cintas Corp.	1,028	229
Ennis, Inc.	3,741	68
Interface, Inc. Class A	5,694	119
Republic Services, Inc. Class A	228	56
Vestis Corp.	9,887	57
Waste Management, Inc.	348	80
		609

Communications Equipment—0.3%
Cisco Systems, Inc.	566	39
F5, Inc.(1)	400	118
Motorola Solutions, Inc.	149	63
Ubiquiti, Inc.	450	185
		405

Construction & Engineering—0.7%
AECOM	465	52
Comfort Systems USA, Inc.	184	99
EMCOR Group, Inc.	465	249
MasTec, Inc.(1)	980	167
MYR Group, Inc.(1)	480	87
Primoris Services Corp.	1,312	102
Sterling Infrastructure, Inc.(1)	389	90
		846

Construction Materials—0.2%
Eagle Materials, Inc.	423	85
Vulcan Materials Co.	378	99
		184

Consumer Finance—0.1%
Nelnet, Inc. Class A	276	33
Synchrony Financial	1,372	92
		125

Consumer Staples Distribution & Retail—0.6%
Casey’s General Stores, Inc.	460	235
Chefs’ Warehouse, Inc. (The)(1)	1,842	117
Costco Wholesale Corp.	77	76
Dollar Tree, Inc.(1)	678	67
Sprouts Farmers Market, Inc.(1)	243	40
Sysco Corp.	285	22
U.S. Foods Holding Corp.(1)	1,095	84
Walmart, Inc.	1,326	130
		771

Containers & Packaging—0.1%
AptarGroup, Inc.	431	68
	Shares	Value

Containers & Packaging—continued
Crown Holdings, Inc.	644	$ 66
		134

Diversified Consumer Services—0.5%
Adtalem Global Education, Inc.(1)	1,701	216
Graham Holdings Co. Class B	124	117
Grand Canyon Education, Inc.(1)	331	63
H&R Block, Inc.	1,094	60
Rollins, Inc.	1,334	75
Service Corp. International	423	35
		566

Diversified REITs—0.2%
American Homes 4 Rent Class A	1,008	36
CTO Realty Growth, Inc.	521	9
Global Net Lease, Inc.	21,267	161
		206

Diversified Support Services—0.1%
Driven Brands Holdings, Inc.(1)	6,928	122
Diversified Telecommunication Services—0.3%
Anterix, Inc.(1)	4,241	109
Verizon Communications, Inc.	6,129	265
		374

Electric Utilities—0.3%
Alliant Energy Corp.	335	20
American Electric Power Co., Inc.	190	20
Duke Energy Corp.	93	11
Entergy Corp.	220	18
Evergy, Inc.	346	24
Exelon Corp.	474	21
FirstEnergy Corp.	1,144	46
IDACORP, Inc.	137	16
NRG Energy, Inc.	290	47
OGE Energy Corp.	495	22
PG&E Corp.	3,596	50
Pinnacle West Capital Corp.	216	19
Portland General Electric Co.	330	13
PPL Corp.	1,146	39
Southern Co. (The)	244	22
Xcel Energy, Inc.	310	21
		409

Electrical Equipment—0.4%
AMETEK, Inc.	375	68
Eaton Corp. plc	212	76
Emerson Electric Co.	277	37
GE Vernova, Inc.	93	49
NEXTracker, Inc. Class A(1)	4,550	247
		477

Electronic Equipment, Instruments & Components—0.4%
CDW Corp.	470	84
Insight Enterprises, Inc.(1)	368	51
Itron, Inc.(1)	909	120

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Electronic Equipment, Instruments & Components—continued
Trimble, Inc.(1)	1,210	$ 92
Vontier Corp.	3,240	119
		466

Energy Equipment & Services—0.1%
Baker Hughes Co. Class A	996	38
Schlumberger N.V.	1,761	60
		98

Entertainment—0.3%
Electronic Arts, Inc.	403	64
Netflix, Inc.(1)	50	67
ROBLOX Corp. Class A(1)	820	86
Spotify Technology S.A.(1)	137	105
Walt Disney Co. (The)	546	68
		390

Financial Services—1.2%
Corpay, Inc.(1)	200	66
Dlocal Ltd. Class A	7,826	89
Enact Holdings, Inc.	957	36
Euronet Worldwide, Inc.(1)	1,100	111
Federal Agricultural Mortgage Corp. Class C	605	118
Kayne Anderson BDC, Inc.	2,511	38
Kearny Financial Corp.	58,816	380
Mastercard, Inc. Class A	256	144
MGIC Investment Corp.	2,703	75
NMI Holdings, Inc. Class A(1)	1,685	71
Visa, Inc. Class A	890	316
		1,444

Food Products—0.5%
Conagra Brands, Inc.	9,990	205
Hershey Co. (The)	470	78
Ingredion, Inc.	1,021	138
Lamb Weston Holdings, Inc.	1,116	58
Pilgrim’s Pride Corp.	2,589	116
Post Holdings, Inc.(1)	225	25
TreeHouse Foods, Inc.(1)	2,181	42
		662

Gas Utilities—0.1%
New Jersey Resources Corp.	462	21
Southwest Gas Holdings, Inc.	907	67
		88

Ground Transportation—0.3%
Avis Budget Group, Inc.(1)	189	32
Old Dominion Freight Line, Inc.	871	142
Uber Technologies, Inc.(1)	689	64
Union Pacific Corp.	662	152
		390

Health Care REITs—0.0%
LTC Properties, Inc.	1,576	55
	Shares	Value

Healthcare Equipment & Supplies—0.5%
Abbott Laboratories	4	$ 1
Becton Dickinson & Co.	112	19
Boston Scientific Corp.(1)	715	77
Hologic, Inc.(1)	647	42
IDEXX Laboratories, Inc.(1)	163	87
Inmode Ltd.(1)	1,236	18
iRadimed Corp.	1,236	74
Medtronic plc	39	3
Penumbra, Inc.(1)	464	119
PROCEPT BioRobotics Corp.(1)	1,588	91
Solventum Corp.(1)	837	64
STAAR Surgical Co.(1)	3,218	54
		649

Healthcare Providers & Services—0.7%
BrightSpring Health Services, Inc.(1)	3,803	90
Cencora, Inc.	227	68
Chemed Corp.	333	162
CorVel Corp.(1)	714	73
CVS Health Corp.	999	69
DaVita, Inc.(1)	298	42
GeneDx Holdings Corp. Class A(1)	841	78
HCA Healthcare, Inc.	200	77
Humana, Inc.	260	64
Progyny, Inc.(1)	2,835	62
Quest Diagnostics, Inc.	129	23
Tenet Healthcare Corp.(1)	347	61
		869

Healthcare Technology—0.0%
HealthStream, Inc.	1,252	35
Hotel & Resort REITs—0.0%
Apple Hospitality REIT, Inc.	2,568	30
Hotels, Restaurants & Leisure—1.4%
Booking Holdings, Inc.	33	191
Boyd Gaming Corp.	2,581	202
Cava Group, Inc.(1)	463	39
Chipotle Mexican Grill, Inc. Class A(1)	3,220	181
Choice Hotels International, Inc.	560	71
Domino’s Pizza, Inc.	229	103
Expedia Group, Inc.	315	53
Hilton Worldwide Holdings, Inc.	555	148
McDonald’s Corp.	385	112
MGM Resorts International(1)	1,952	67
Monarch Casino & Resort, Inc.	1,415	122
Planet Fitness, Inc. Class A(1)	649	71
Wendy’s Co. (The)	4,662	53
Wingstop, Inc.	130	44
Yum! Brands, Inc.	1,503	223
		1,680

Household Durables—0.4%
DR Horton, Inc.	588	76
Garmin Ltd.	182	38
Installed Building Products, Inc.	401	72
Lennar Corp. Class A	451	50
NVR, Inc.(1)	9	67

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Household Durables—continued
SharkNinja, Inc.(1)	518	$ 51
TopBuild Corp.(1)	262	85
		439

Household Products—0.5%
Church & Dwight Co., Inc.	133	13
Clorox Co. (The)	823	99
Colgate-Palmolive Co.	2,147	195
Kimberly-Clark Corp.	651	84
Procter & Gamble Co. (The)	69	11
Reynolds Consumer Products, Inc.	1,335	28
WD-40 Co.	736	168
		598

Independent Power and Renewable Electricity Producers—0.1%
Talen Energy Corp.(1)	428	125
Vistra Corp.	234	45
		170

Industrial Conglomerates—0.2%
3M Co.	223	34
General Electric Co.	483	124
Honeywell International, Inc.	297	69
		227

Industrial REITs—0.0%
EastGroup Properties, Inc.	195	33
Insurance—0.8%
Aflac, Inc.	107	11
AMERISAFE, Inc.	746	33
Aon plc Class A	44	16
Brown & Brown, Inc.	181	20
Chubb Ltd.	235	68
Employers Holdings, Inc.	629	30
Erie Indemnity Co. Class A	229	79
Gallagher (Arthur J.) & Co.	34	11
Goosehead Insurance, Inc. Class A	1,142	120
Hartford Insurance Group, Inc. (The)	208	26
Kinsale Capital Group, Inc.	148	72
Lemonade, Inc.(1)	1,748	77
Markel Group, Inc.(1)	48	96
Marsh & McLennan Cos., Inc.	587	128
Old Republic International Corp.	716	28
Palomar Holdings, Inc.(1)	690	106
Progressive Corp. (The)	193	51
Willis Towers Watson plc	62	19
		991

Interactive Media & Services—0.6%
Alphabet, Inc. Class A	785	138
Match Group, Inc.	4,645	144
Meta Platforms, Inc. Class A	207	153
Pinterest, Inc. Class A(1)	4,945	177
Yelp, Inc. Class A(1)	1,738	60
	Shares	Value

Interactive Media & Services—continued
ZoomInfo Technologies, Inc. Class A(1)	5,953	$ 60
		732

IT Services—0.7%
Accenture plc Class A	104	31
Amdocs Ltd.	731	67
EVERTEC, Inc.	3,239	117
GoDaddy, Inc. Class A(1)	251	45
Hackett Group, Inc. (The)	2,827	72
Kyndryl Holdings, Inc.(1)	2,894	121
SS&C Technologies Holdings, Inc.	419	35
Twilio, Inc. Class A(1)	595	74
VeriSign, Inc.	354	102
Wix.com Ltd.(1)	968	153
		817

Leisure Products—0.1%
Sturm Ruger & Co., Inc.	2,919	105
Life Sciences Tools & Services—0.3%
Illumina, Inc.(1)	778	74
Medpace Holdings, Inc.(1)	597	187
Mettler-Toledo International, Inc.(1)	62	73
		334

Machinery—1.7%
Allison Transmission Holdings, Inc.	767	73
Caterpillar, Inc.	153	59
Chart Industries, Inc.(1)	2,397	395
Crane Co.	643	122
Deere & Co.	105	53
Donaldson Co., Inc.	723	50
Gates Industrial Corp. plc(1)	5,192	120
Graco, Inc.	397	34
Illinois Tool Works, Inc.	599	148
JBT Marel Corp.	978	118
Lincoln Electric Holdings, Inc.	345	72
Mueller Industries, Inc.	1,594	127
Mueller Water Products, Inc. Class A	4,960	119
Otis Worldwide Corp.	417	41
Proto Labs, Inc.(1)	2,990	120
RBC Bearings, Inc.(1)	307	118
REV Group, Inc.	2,192	104
Standex International Corp.	1,366	214
		2,087

Marine Transportation—0.1%
Kirby Corp.(1)	512	58
Matson, Inc.	399	44
		102

Media—0.4%
Interpublic Group of Cos., Inc. (The)	9,137	224
New York Times Co. (The) Class A	825	46
Scholastic Corp.	11,027	231
		501

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Metals & Mining—0.6%
Ardagh Metal Packaging S.A.	56,307	$ 241
Commercial Metals Co.	2,255	110
Freeport-McMoRan, Inc.	1,049	46
Kaiser Aluminum Corp.	1,544	123
Kinross Gold Corp.	3,555	56
Reliance, Inc.	453	142
Southern Copper Corp.	650	66
		784

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Ellington Financial, Inc.	2,380	31
Invesco Mortgage Capital, Inc.	8,710	68
Two Harbors Investment Corp.	21,583	233
		332

Multi-Utilities—0.1%
CMS Energy Corp.	669	46
Consolidated Edison, Inc.	124	13
DTE Energy Co.	194	26
NiSource, Inc.	592	24
Northwestern Energy Group, Inc.	296	15
WEC Energy Group, Inc.	205	21
		145

Office REITs—0.1%
Brandywine Realty Trust	12,769	55
COPT Defense Properties	1,125	31
		86

Oil & Gas Storage & Transportation—0.0%
Energy Transfer LP	1,936	35
Oil, Gas & Consumable Fuels—1.3%
Antero Midstream Corp.	13,130	249
Chevron Corp.	235	34
Dorchester Minerals LP	2,623	73
Dorian LPG Ltd.	9,764	238
DT Midstream, Inc.	400	44
Enterprise Products Partners LP	2,226	69
Exxon Mobil Corp.	691	74
International Seaways, Inc.	6,244	228
Magnolia Oil & Gas Corp. Class A	3,263	73
MPLX LP	668	34
Phillips 66	798	95
Plains All American Pipeline LP	6,032	111
Plains GP Holdings LP Class A	2,137	42
Targa Resources Corp.	232	40
Texas Pacific Land Corp.	80	85
Valero Energy Corp.	818	110
		1,599

Paper & Forest Products—0.1%
Louisiana-Pacific Corp.	755	65
Sylvamo Corp.	1,611	81
		146

	Shares	Value

Passenger Airlines—0.1%
Southwest Airlines Co.	1,892	$ 61
United Airlines Holdings, Inc.(1)	514	41
		102

Personal Care Products—0.2%
BellRing Brands, Inc.(1)	2,906	169
Kenvue, Inc.	732	15
		184

Pharmaceuticals—0.3%
Axsome Therapeutics, Inc.(1)	537	56
Bausch Health Cos., Inc.(1)	2,425	16
Corcept Therapeutics, Inc.(1)	1,166	86
Innoviva, Inc.(1)	1,662	33
Johnson & Johnson	298	45
Perrigo Co. plc	4,446	119
Zoetis, Inc. Class A	434	68
		423

Professional Services—1.0%
Alight, Inc. Class A	9,617	54
Booz Allen Hamilton Holding Corp. Class A	1,232	128
Fair Isaac Corp.(1)	97	177
Heidrick & Struggles International, Inc.	2,764	127
Huron Consulting Group, Inc.(1)	862	119
Kforce, Inc.	1,464	60
Leidos Holdings, Inc.	513	81
Paycom Software, Inc.	504	117
Robert Half, Inc.	1,527	63
Thomson Reuters Corp.	164	33
Verisk Analytics, Inc. Class A	271	84
Willdan Group, Inc.(1)	1,994	125
		1,168

Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(1)	722	101
Howard Hughes Holdings, Inc.(1)	2,629	177
Jones Lang LaSalle, Inc.(1)	495	127
		405

Regional Banks—0.3%
Pacific Premier Bancorp, Inc.	16,257	343
Residential REITs—0.1%
Camden Property Trust	957	108
Retail REITs—0.4%
Agree Realty Corp.	611	45
NNN REIT, Inc.	2,196	95
Simon Property Group, Inc.	559	90
SITE Centers Corp.	19,056	215
		445

Semiconductors & Semiconductor Equipment—0.6%
Applied Materials, Inc.	418	77
Broadcom, Inc.	471	130
KLA Corp.	84	75

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Lam Research Corp.	1,027	$ 100
Monolithic Power Systems, Inc.	112	82
NVIDIA Corp.	709	112
Qorvo, Inc.(1)	806	69
QUALCOMM, Inc.	379	60
Texas Instruments, Inc.	397	82
		787

Software—1.7%
A10 Networks, Inc.	6,486	125
Adobe, Inc. (1)	163	63
AppLovin Corp. Class A(1)	133	47
Atlassian Corp. Class A(1)	424	86
Autodesk, Inc.(1)	250	77
BlackLine, Inc.(1)	1,235	70
Check Point Software Technologies Ltd.(1)	270	60
Clearwater Analytics Holdings, Inc. Class A (1)	5,308	116
Commvault Systems, Inc.(1)	824	144
Docusign, Inc. Class A(1)	814	63
Dropbox, Inc. Class A(1)	2,296	66
Gen Digital, Inc.	2,298	68
InterDigital, Inc.	517	116
Manhattan Associates, Inc.(1)	771	152
nCino, Inc.(1)	2,300	64
Nutanix, Inc. Class A(1)	1,362	104
Oracle Corp.	1,311	287
Palantir Technologies, Inc. Class A(1)	137	19
Procore Technologies, Inc.(1)	1,767	121
Qualys, Inc.(1)	176	25
Rapid7, Inc.(1)	555	13
Roper Technologies, Inc.	120	68
Salesforce, Inc.	229	62
		2,016

Specialized REITs—0.3%
Four Corners Property Trust, Inc.	666	18
Lamar Advertising Co. Class A	755	92
Public Storage	370	108
SBA Communications Corp. Class A	465	109
VICI Properties, Inc. Class A	462	15
		342

Specialty Chemicals—0.1%
Ingevity Corp.(1)	2,363	102
Specialty Retail—0.8%
AutoZone, Inc.(1)	17	63
Burlington Stores, Inc.(1)	191	44
Chewy, Inc. Class A(1)	1,557	66
Dick’s Sporting Goods, Inc.	239	47
Home Depot, Inc. (The)	204	75
Lowe’s Cos., Inc.	343	76
O’Reilly Automotive, Inc.(1)	1,095	99
Ross Stores, Inc.	483	62
TJX Cos., Inc. (The)	1,010	125
Tractor Supply Co.	1,465	77
Ulta Beauty, Inc.(1)	204	95
Williams-Sonoma, Inc.	468	77
	Shares	Value

Specialty Retail—continued
Winmark Corp.	170	$ 64
		970

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	362	74
Seagate Technology Holdings plc	525	76
		150

Textiles, Apparel & Luxury Goods—0.7%
Amer Sports, Inc.(1)	1,154	45
Crocs, Inc.(1)	607	61
Deckers Outdoor Corp.(1)	1,497	154
Kontoor Brands, Inc.	1,269	84
Lululemon Athletica, Inc.(1)	268	64
NIKE, Inc. Class B	4,674	332
Tapestry, Inc.	1,877	165
		905

Tobacco—0.1%
Philip Morris International, Inc.	592	108
Trading Companies & Distributors—0.9%
Air Lease Corp. Class A	2,099	123
Boise Cascade Co.	4,408	383
Fastenal Co.	3,914	164
FTAI Aviation Ltd.	335	38
McGrath RentCorp.	1,062	123
United Rentals, Inc.	207	156
W.W. Grainger, Inc.	69	72
		1,059

Water Utilities—0.0%
American States Water Co.	383	29
Wireless Telecommunication Services—0.1%
T-Mobile US, Inc.	244	58
Total Common Stocks (Identified Cost $38,807)		40,741

Master Limited Partnerships and Related Companies—0.7%
Diversified—0.2%
Alliance Resource Partners LP	4,688	123
Black Stone Minerals LP	7,667	100
CVR Partners LP	767	68
		291

Downstream/Other—0.2%
USA Compression Partners LP	9,510	231
Electric, LDC & Power—0.2%
Suburban Propane Partners LP	12,873	239

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Thermal Coal—0.1%
Natural Resource Partners LP	714	$ 68
Total Master Limited Partnerships and Related Companies (Identified Cost $831)		829

Total Long-Term Investments—34.1% (Identified Cost $39,638)		41,570

	Par Value
Short-Term Investments—56.6%
Certificate of Deposit—4.1%
DNB Bank Norway (NY) 4.310% 7/1/25	$ 5,000	5,000
Total Certificate of Deposit (Identified Cost $5,000)		5,000

	Shares
Money Market Mutual Fund—14.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(2)	17,359,643	17,360
Total Money Market Mutual Fund (Identified Cost $17,360)		17,360

	Par Value
U.S. Government Securities—38.2%
U.S. Treasury Bills
0.000%, 7/3/25(3)	$ 5,000	4,999
0.000%, 7/8/25(3)	5,000	4,996
0.000%, 7/10/25(3)	5,000	4,995
0.000%, 7/15/25(3)	5,000	4,992
0.000%, 7/17/25(3)	3,000	2,994
0.000%, 10/2/25(3)	5,000	4,945
0.000%, 10/9/25(3)	5,000	4,942
0.000%, 12/11/25(3)	5,000	4,907
0.000%, 12/18/25(3)	3,000	2,942
0.000%, 12/26/25(3)	6,000	5,878
Total U.S. Government Securities (Identified Cost $46,593)		46,590

Total Short-Term Investments (Identified Cost $68,953)		68,950

TOTAL INVESTMENTS—90.7% (Identified Cost $108,591)		$110,520
Other assets and liabilities, net—9.3%		11,351
NET ASSETS—100.0%		$121,871
Abbreviations:
BDC	Business Development Companies
BTP	Italian Buonie
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
plc	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE China A50 Index Future	July 2025	197	$2,637	$—	$(5)
Hang Seng Index Future	July 2025	11	1,687	—	(18)
HSCEI Index Future	July 2025	26	1,436	—	(22)
IBEX 35 Index Future	July 2025	1	164	—	—(1)
MSCI Singapore IX ETS Future	July 2025	9	291	3	—
Gold Future	August 2025	5	1,654	1	—
Live Cattle Future	August 2025	10	856	9	—
Low Sulphur Gas Oil Future	August 2025	1	66	5	—
Natural Gas Future	August 2025	9	311	—	(19)
WTI Crude Future	August 2025	32	2,084	9	—
3 Year Australian Bond Future	September 2025	10	709	3	—
5 Year U.S. Treasury Note Future	September 2025	1	109	1	—
10 Year Australian Bond Future	September 2025	59	4,451	37	—
10 Year Canadian Bond Future	September 2025	55	4,927	32	—
10 Year U.S. Ultra Future	September 2025	5	571	12	—
3-Month EURIBOR Future	September 2025	21	6,067	6	—
Australian Dollar Future	September 2025	33	2,175	24	—
Brent Crude Future	September 2025	16	1,068	21	—
British Pound Future	September 2025	15	1,287	13	—
Canadian Dollar Future	September 2025	59	4,347	8	—
Cocoa Future	September 2025	3	270	1	—
Copper Future	September 2025	2	254	7	—
Dollar Index Future	September 2025	2	193	—	(4)
Euro FX Currency Future	September 2025	35	5,178	114	—
Euro STOXX 50® Index Future	September 2025	28	1,757	6	—
Euro-BOBL Future	September 2025	4	554	—	(1)
Euro-BTP Future	September 2025	9	1,144	—	(2)
Euro-BTP Future	September 2025	14	1,995	7	—
Euro-Schatz Future	September 2025	11	1,390	—	(2)
FTSE 100 Index Future	September 2025	1	121	—	(2)
FTSE/JSE Top 40 Future	September 2025	4	203	3	—
Japanese Yen Future	September 2025	54	4,721	29	—
LME Aluminium Future	September 2025	19	1,207	28	—
LME Zinc Future	September 2025	5	333	11	—
Mexican Peso Future	September 2025	27	714	13	—
MSCI EAFE® Index Future	September 2025	29	3,888	23	—
MSCI Emerging Markets Index Future	September 2025	78	4,811	89	—
Nasdaq 100® E-Mini Index Future	September 2025	9	4,121	140	—
S&P 500® E-Mini Index Future	September 2025	21	6,566	158	—
S&P Mid 400® E-Mini Index Future	September 2025	22	6,876	106	—
S&P/TSX 60 Index Future	September 2025	1	235	2	—
Silver Future	September 2025	1	181	—	(2)
SPI 200 Index Future	September 2025	9	1,264	—	(1)
STOXX Europe 600 Future	September 2025	249	7,958	—	(80)
TOPIX Index Future	September 2025	17	3,371	82	—
Sugar #11 World Future	October 2025	19	345	—	(18)
Soybean Future	November 2025	11	565	—	(4)
				$1,003	$(180)
Short Contracts:
Indian Rupee Future	July 2025	(53)	(1,234)	—	(4)
Gasoline RBOB Future	August 2025	(10)	(870)	—	(10)
NY Harbor ULSD Future	August 2025	(2)	(191)	—	(15)
2 Year U.S. Treasury Note Future	September 2025	(1)	(208)	—	(1)
10 Year Euro-Bund Future	September 2025	(14)	(2,146)	8	—
10 Year U.K. Gilt Future	September 2025	(13)	(1,660)	—	(3)
10 Year U.S. Treasury Note Future	September 2025	(49)	(5,494)	—	(65)
30 Year Euro-BUXL Bond Future	September 2025	(1)	(140)	1	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Coffee ’C’ Future	September 2025	(1)	$(113)	$18	$—
Euro-OAT Future	September 2025	(6)	(875)	7	—
LME Nickel Future	September 2025	(4)	(385)	20	—
LME Zinc Future	September 2025	(11)	(762)	6	—
Russell 2000® E-Mini Index Future	September 2025	(18)	(1,973)	—	(23)
U.S. Treasury Ultra Bond Future	September 2025	(3)	(357)	—	(11)
3-Month SOFR Future	December 2025	(44)	(10,596)	—	(18)
Corn Future	December 2025	(76)	(1,617)	44	—
Cotton No. 2 Future	December 2025	(29)	(988)	2	—
Soybean Meal Future	December 2025	(21)	(608)	31	—
Wheat Future	December 2025	(10)	(280)	7	—
				144	(150)
Total				$1,147	$(330)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
NOK	28,000	USD	2,779	UBS AG	09/17/25	$—(1)	$—
PLN	1,000	USD	268	UBS AG	09/17/25	9	—
SEK	14,000	USD	1,478	UBS AG	09/17/25	9	—
SGD	375	USD	294	UBS AG	09/17/25	3	—
USD	2,019	CHF	1,625	UBS AG	09/17/25	—	(49)
USD	2,127	NZD	3,500	UBS AG	09/17/25	—	(12)
USD	2,102	SEK	20,000	UBS AG	09/17/25	—	(23)
ZAR	3,000	USD	169	UBS AG	09/17/25	—	— (1)
Total						$21	$(84)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter equity basket total return swap outstanding as of June 30, 2025 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(18,682)	$—	$(18,682)	(15.33)%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC (“MS”) as of June 30, 2025:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Archer Aviation, Inc.-A	USFF -0.450%	Quarterly	MS	5/2/2028	(1,140)	$(12)	$(12)	$—
Boeing Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(293)	(61)	(61)	—
Mercury Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(324)	(18)	(18)	—
						(91)	(91)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Air Freight & Logistics
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(549)	$(55)	$(55)	$—

Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,778)	(121)	(121)	—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,442)	(48)	(48)	—
Goodyear Tire & Rubber Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(14,116)	(147)	(147)	—
						(316)	(316)	—
Banks
Associated Banc-Corp	USFF -0.450%	Quarterly	MS	5/2/2028	(3,225)	(79)	(79)	—
Berkshire Hills Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,383)	(160)	(160)	—
Burke & Herbert Financial Services Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,312)	(78)	(78)	—
Columbia Banking System, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15,057)	(352)	(352)	—
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,313)	(63)	(63)	—
FB Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,983)	(362)	(362)	—
Flagstar Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,469)	(68)	(68)	—
Keycorp	USFF -0.450%	Quarterly	MS	5/2/2028	(4,879)	(85)	(85)	—
Texas Capital Bancshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,000)	(79)	(79)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,085)	(53)	(53)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,227)	(68)	(68)	—
Truist Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,959)	(84)	(84)	—
Trustmark Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,185)	(80)	(80)	—
Washington Trust Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,523)	(241)	(241)	—
						(1,852)	(1,852)	—
Beverages
Celsius Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,884)	(134)	(134)	—
Coca-Cola Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(265)	(19)	(19)	—
Molson Coors Beverage Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,021)	(97)	(97)	—
						(250)	(250)	—
Biotechnology
Agios Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,650)	(88)	(88)	—
Arrowhead Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,324)	(37)	(37)	—
Biogen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(394)	(50)	(50)	—
Bridgebio Pharma, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,144)	(49)	(49)	—
Cytokinetics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,127)	(103)	(103)	—
Ideaya Biosciences, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,686)	(56)	(56)	—
Intellia Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,352)	(50)	(50)	—
Ionis Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,233)	(88)	(88)	—
Merus N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(685)	(36)	(36)	—
Moderna, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,330)	(37)	(37)	—
Sarepta Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,033)	(18)	(18)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,227)	(156)	(156)	—
						(768)	(768)	—
Capital Markets
Artisan Partners Asset Ma -A	USFF -0.450%	Quarterly	MS	5/2/2028	(2,563)	(114)	(114)	—
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(259)	(91)	(91)	—
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,951)	(41)	(41)	—
Golub Capital Bdc, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,881)	(159)	(159)	—
Robinhood Markets, Inc. - A	USFF -0.450%	Quarterly	MS	5/2/2028	(87)	(8)	(8)	—
Stepstone Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,291)	(72)	(72)	—
XP, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,181)	(64)	(64)	—
						(549)	(549)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Chemicals
Air Products & Chemicals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(326)	$(92)	$(92)	$—
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(784)	(49)	(49)	—
Aspen Aerogels, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,621)	(45)	(45)	—
Dow, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,532)	(41)	(41)	—
Huntsman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,691)	(70)	(70)	—
Linde plc	USFF -0.450%	Quarterly	MS	5/2/2028	(5)	(2)	(2)	—
Perimeter Solutions S.A.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,943)	(83)	(83)	—
Westlake Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,428)	(108)	(108)	—
						(490)	(490)	—
Commercial Services & Supplies
ACV Auctions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,068)	(66)	(66)	—

Communications Equipment
Applied Optoelectronics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,546)	(40)	(40)	—

Construction & Engineering
Tutor Perini Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,008)	(47)	(47)	—

Construction Materials
Martin Marietta Materials	USFF -0.450%	Quarterly	MS	5/2/2028	(87)	(48)	(48)	—

Consumer Finance
Lendingtree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(309)	(12)	(12)	—
Upstart Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(470)	(30)	(30)	—
						(42)	(42)	—
Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(5,701)	(52)	(52)	—
Avery Dennison Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(26)	(5)	(5)	—
						(57)	(57)	—
Distributors
Genuine Parts Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(496)	(60)	(60)	—

Diversified REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,847)	(94)	(94)	—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,224)	(39)	(39)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(307)	(5)	(5)	—
Host Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,096)	(63)	(63)	—
Jm Smucker Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(786)	(77)	(77)	—
One Liberty Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,862)	(68)	(68)	—
Ryman Hospitality Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(370)	(36)	(36)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,099)	(69)	(69)	—
						(451)	(451)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Electrical Equipment
Array Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,931)	$(29)	$(29)	$—
Sensata Technologies Holding plc	USFF -0.450%	Quarterly	MS	5/2/2028	(2,022)	(61)	(61)	—
Shoals Technologies Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,057)	(34)	(34)	—
Vertiv Holdings Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(95)	(12)	(12)	—
						(136)	(136)	—
Electronic Equipment, Instruments & Components
Coherent Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(635)	(57)	(57)	—
Ouster, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,525)	(37)	(37)	—
						(94)	(94)	—
Energy Equipment & Services
Noble Corp. plc	USFF -0.450%	Quarterly	MS	5/2/2028	(4,270)	(113)	(113)	—
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,991)	(36)	(36)	—
Valaris Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,404)	(59)	(59)	—
Weatherford International plc	USFF -0.450%	Quarterly	MS	5/2/2028	(774)	(39)	(39)	—
						(247)	(247)	—
Entertainment
Sphere Entertainment Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,019)	(84)	(84)	—
Warner Bros Discovery, Inc.	USFF -0.680%	Quarterly	MS	5/2/2028	(8,778)	(101)	(101)	—
						(185)	(185)	—
Financial Services
Apollo Global Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(390)	(55)	(55)	—
Banco Latinoamericano Come-E	USFF -0.450%	Quarterly	MS	5/2/2028	(5,659)	(228)	(228)	—
Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(898)	(61)	(61)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,261)	(89)	(89)	—
Flywire Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,948)	(46)	(46)	—
Remitly Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,970)	(37)	(37)	—
Stoneco Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,916)	(63)	(63)	—
						(579)	(579)	—
Food Products
Freshpet, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,512)	(103)	(103)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(4,489)	(116)	(116)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,542)	(171)	(171)	—
						(390)	(390)	—
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(344)	(53)	(53)	—

Ground Transportation
FTAI Infrastructure, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,922)	(80)	(80)	—

Ground Transportation
Arcbest Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(863)	(66)	(66)	—

Health Care REITs
Diversified Healthcare Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(22,508)	(81)	(81)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Healthcare Equipment & Supplies
Align Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(232)	$(44)	$(44)	$—
Conmed Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(678)	(35)	(35)	—
Cooper Cos., Inc. (The)	USFF -0.680%	Quarterly	MS	5/2/2028	(1,111)	(79)	(79)	—
Envista Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,302)	(45)	(45)	—
						(203)	(203)	—
Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(283)	(17)	(17)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(360)	(104)	(104)	—
						(121)	(121)	—
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,241)	(78)	(78)	—

Hotels, Restaurants & Leisure
Churchill Downs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,071)	(108)	(108)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,001)	(43)	(43)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,338)	(76)	(76)	—
International Game Technology plc	USFF -0.450%	Quarterly	MS	5/2/2028	(2,381)	(38)	(38)	—
Sweetgreen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,955)	(74)	(74)	—
						(339)	(339)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(133)	(14)	(14)	—

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,351)	(113)	(113)	—

Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,420)	(73)	(73)	—
Prologis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,956)	(206)	(206)	—
						(279)	(279)	—
Insurance
American International Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(591)	(51)	(51)	—
Baldwin Insurance Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,864)	(80)	(80)	—
Globe Life, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(366)	(45)	(45)	—
Loews Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(397)	(36)	(36)	—
Reinsurance Group of America, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(250)	(50)	(50)	—
Trupanion, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,538)	(85)	(85)	—
						(347)	(347)	—
Interactive Media & Services
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(371)	(3)	(3)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
IT Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,143)	$(79)	$(79)	$—
Cloudflare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(248)	(49)	(49)	—
DigitalOcean Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(705)	(20)	(20)	—
Fastly, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,416)	(10)	(10)	—
International Business Machines Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(222)	(65)	(65)	—
MongoDB, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(445)	(94)	(94)	—
						(317)	(317)	—
Leisure Products
Brunswick Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,590)	(88)	(88)	—
Hasbro, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,026)	(76)	(76)	—
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,605)	(51)	(51)	—
						(215)	(215)	—
Life Sciences Tools & Services
10X Genomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,628)	(53)	(53)	—
Avantor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,313)	(45)	(45)	—
Bruker Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,185)	(131)	(131)	—
Charles River Laboratories International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(318)	(48)	(48)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(257)	(51)	(51)	—
Iqvia Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(672)	(106)	(106)	—
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,507)	(77)	(77)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(42)	(17)	(17)	—
						(528)	(528)	—
Machinery
Flowserve Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,588)	(397)	(397)	—
Ingersoll Rand, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,264)	(105)	(105)	—
Nordson Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(452)	(97)	(97)	—
						(599)	(599)	—
Marine Transportation
Global Ship Lease, Inc.-Cl A	USFF -0.450%	Quarterly	MS	5/2/2028	(9,265)	(244)	(244)	—

Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(94)	(39)	(39)	—
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,849)	(66)	(66)	—
EchoStar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,263)	(90)	(90)	—
Omnicom Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,143)	(226)	(226)	—
Sirius Xm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,830)	(157)	(157)	—
Trade Desk, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(239)	(17)	(17)	—
						(595)	(595)	—
Metals & Mining
Cleveland-Cliffs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,455)	(34)	(34)	—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,108)	(92)	(92)	—
						(126)	(126)	—
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,018)	(55)	(55)	—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15,491)	(292)	(292)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(22,126)	(238)	(238)	—
						(585)	(585)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Multi-Utilities
Ameren Corporation	USFF -0.450%	Quarterly	MS	5/2/2028	(829)	$(80)	$(80)	$—
Centerpoint Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,125)	(78)	(78)	—
						(158)	(158)	—
Office REITs
Cousins Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,575)	(107)	(107)	—
Kilroy Realty Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,759)	(95)	(95)	—
						(202)	(202)	—
Oil, Gas & Consumable Fuels
Antero Resources Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,061)	(83)	(83)	—
APA Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,020)	(92)	(92)	—
Chord Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(720)	(70)	(70)	—
CNX Resources Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,074)	(70)	(70)	—
Comstock Resources, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,077)	(85)	(85)	—
Cvr Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(514)	(14)	(14)	—
Diamondback Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(747)	(102)	(102)	—
Expand Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(126)	(15)	(15)	—
Kinder Morgan, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,237)	(66)	(66)	—
Murphy Oil Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,327)	(52)	(52)	—
PBF Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,199)	(48)	(48)	—
SM Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,519)	(62)	(62)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,595)	(92)	(92)	—
Vitesse Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,131)	(224)	(224)	—
						(1,075)	(1,075)	—
Personal Care Products
Coty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,742)	(41)	(41)	—
elf Beauty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(408)	(51)	(51)	—
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,241)	(181)	(181)	—
						(273)	(273)	—
Pharmaceuticals
Elanco Animal Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,115)	(44)	(44)	—
Royalty Pharma plc	USFF -0.450%	Quarterly	MS	5/2/2028	(2,740)	(99)	(99)	—
						(143)	(143)	—
Professional Services
Automatic Data Processing, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(213)	(66)	(66)	—
Dayforce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(619)	(34)	(34)	—
Innodata, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(317)	(16)	(16)	—
Paylocity Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(614)	(111)	(111)	—
						(227)	(227)	—
Real Estate Management & Development
Compass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,928)	(12)	(12)	—
Kennedy-Wilson Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(34,845)	(237)	(237)	—
						(249)	(249)	—
Residential REITs
Brown-Forman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,686)	(45)	(45)	—
Elme Communities	USFF -0.450%	Quarterly	MS	5/2/2028	(4,244)	(68)	(68)	—
Veris Residential, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,686)	(70)	(70)	—
						(183)	(183)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,360)	$(62)	$(62)	$—
Cbl & Associates Properties	USFF -0.450%	Quarterly	MS	5/2/2028	(3,155)	(80)	(80)	—
InvenTrust Properties Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,855)	(78)	(78)	—
Kite Realty Group Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,336)	(76)	(76)	—
Realty Income Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,078)	(62)	(62)	—
						(358)	(358)	—
Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,102)	(29)	(29)	—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,340)	(190)	(190)	—
Allegro MicroSystems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,841)	(63)	(63)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(624)	(44)	(44)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,053)	(42)	(42)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(973)	(78)	(78)	—
First Solar, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(317)	(53)	(53)	—
Ichor Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(471)	(9)	(9)	—
Intel Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,058)	(91)	(91)	—
Lattice Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(874)	(43)	(43)	—
Marvell Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(712)	(55)	(55)	—
Microchip Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,301)	(232)	(232)	—
Micron Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(828)	(102)	(102)	—
MKS Instruments, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(16)	(16)	—
ON Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,439)	(128)	(128)	—
Onto Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(419)	(42)	(42)	—
Rambus, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(768)	(49)	(49)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(199)	(42)	(42)	—
Synaptics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,126)	(73)	(73)	—
						(1,381)	(1,381)	—
Software
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,938)	(26)	(26)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,511)	(34)	(34)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(414)	(12)	(12)	—
C3.Ai, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(606)	(15)	(15)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,250)	(56)	(56)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,146)	(142)	(142)	—
Microstrategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(143)	(58)	(58)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(60)	(19)	(19)	—
Open Text Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,768)	(110)	(110)	—
Porch Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,447)	(17)	(17)	—
Riot Platforms, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(14,960)	(169)	(169)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,746)	(22)	(22)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,736)	(139)	(139)	—
						(819)	(819)	—
Specialized REITs
American Tower Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(232)	(51)	(51)	—
Equinix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(48)	(38)	(38)	—
Gaming and Leisure Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,962)	(185)	(185)	—
National Storage Affiliates Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(7,067)	(226)	(226)	—
Potlatchdeltic Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,902)	(73)	(73)	—
						(573)	(573)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(512)	$(42)	$(42)	$—
Advance Auto Parts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,394)	(65)	(65)	—
Boot Barn Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(637)	(97)	(97)	—
CarMax, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,631)	(109)	(109)	—
Carvana Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(66)	(22)	(22)	—
Floor & Decor Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,470)	(112)	(112)	—
Warby Parker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,692)	(81)	(81)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,404)	(72)	(72)	—
						(600)	(600)	—
Textiles, Apparel & Luxury Goods
PVH Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(736)	(51)	(51)	—

Tobacco
Altria Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,941)	(114)	(114)	—

Trading Companies & Distributors
QXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,495)	(97)	(97)	—
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,796)	(94)	(94)	—
						(191)	(191)	—
Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,285)	(179)	(179)	—
Essential Utilities, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,898)	(107)	(107)	—
						(286)	(286)	—
Total						$(18,682)	$(18,682)	$—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Consolidated Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$46,590	$—	$46,590
Equity Securities:
Common Stocks	40,741	40,741	—
Master Limited Partnerships and Related Companies	829	829	—
Certificate of Deposit	5,000	—	5,000
Money Market Mutual Fund	17,360	17,360	—
Other Financial Instruments:
Futures Contracts	1,147	1,147	—
Forward Foreign Currency Exchange Contracts*	21	—	21
Total Assets	111,688	60,077	51,611
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(84)	—	(84)
Over-the-Counter Equity Basket Total Return Swap*	—(1)	—	—(1)
Futures Contracts	(330)	(330)	—
Total Liabilities	(414)	(330)	(84)
Total Investments	$111,274	$59,747	$51,527

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Short-Term Investments—86.0%
Certificates of Deposits—61.1%
Bank of America N.A. 4.540%, 8/15/25	$ 35,000	$ 35,005
Bank of Montreal (SOFR + 0.360%) 4.750%, 5/7/26(1)	40,000	40,021
Bank of Nova Scotia (SOFR + 0.330%) 4.720%, 8/21/25(1)	40,000	40,011
Bank of Nova Scotia (SOFR + 0.260%) 4.650%, 7/14/25(1)	9,500	9,501
Bank of Nova Scotia (SOFR + 0.330%) 4.720%, 11/6/25(1)	11,000	11,006
BNP Paribas S.A. 4.390%, 11/4/25	11,000	10,999
Canadian Imperial Bank of Commerce (SOFR + 0.370%) 4.760%, 1/23/26(1)	10,000	10,009
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.220%) 4.610%, 11/13/25(1)	25,000	25,005
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.200%) 4.590%, 12/8/25(1)	30,000	30,003
Commonwealth Bank of Australia (SOFR + 0.310%) 4.760%, 10/3/25(1)	49,000	49,020
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.380%, 9/24/25	25,000	24,995
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.360%, 11/6/25	11,000	10,998
DNB Bank Norway (NY) 4.310%, 7/1/25	55,000	55,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (SOFR + 0.150%) 4.550%, 9/3/25(1)	45,000	45,001
Mizuho Bank Ltd. (SOFR + 0.200%) 4.600%, 8/19/25(1)	50,000	50,005
MUFG Bank, Ltd. 4.450%, 11/10/25	25,000	25,002
National Australia Bank Ltd. (SOFR + 0.290%) 4.680%, 9/26/25(1)	46,200	46,219
Nordea Bank Abp (SOFR + 0.270%) 4.660%, 11/14/25(1)	25,000	25,009
Nordea Bank Abp (SOFR + 0.240%) 4.630%, 12/5/25(1)	11,000	11,003
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.190%) 4.590%, 9/8/25(1)	30,000	30,003
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.200%) 4.600%, 12/17/25(1)	14,000	13,981
Royal Bank of Canada 5.130%, 7/23/25	34,000	34,012
Royal Bank of Canada (SOFR + 0.260%) 4.650%, 3/17/26(1)	20,000	20,014
Skandinaviska Enskilda Banken AB 4.380%, 7/10/25	10,000	10,000
Sumitomo Mitsui Banking Corp. 4.290%, 7/3/25	50,000	50,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.260%) 4.650%, 11/18/25(1)	25,000	25,007
Svenska Handelsbanken (SOFR + 0.330%) 4.730%, 11/5/25(1)	25,000	25,014
	Par Value	Value
Certificates of Deposits—continued
Westpac Banking Corp. (SOFR + 0.400%) 4.790%, 4/20/26(1)	$ 32,000	$ 32,038
Total Certificates of Deposits (Identified Cost $793,712)		793,881

	Shares
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(2)	38,811,417	38,811
Total Money Market Mutual Fund (Identified Cost $38,811)		38,811

	Par Value
U.S. Government Securities—21.9%
U.S. Treasury Bills
0.000%, 7/1/25(3)	$ 23,000	23,000
0.000%, 7/3/25(3)	9,000	8,998
0.000%, 7/8/25(3)	20,000	19,984
0.000%, 7/10/25(3)	35,000	34,963
0.000%, 7/15/25(3)	14,000	13,977
0.000%, 7/17/25(3)	30,000	29,945
0.000%, 9/11/25(3)	31,000	30,737
0.000%, 10/2/25(3)	30,000	29,672
0.000%, 10/9/25(3)	5,000	4,942
0.000%, 12/11/25(3)	30,000	29,442
0.000%, 12/18/25(3)	35,000	34,319
0.000%, 12/26/25(3)	25,000	24,492
Total U.S. Government Securities (Identified Cost $284,487)		284,471

Total Short-Term Investments (Identified Cost $1,117,010)		1,117,163

TOTAL INVESTMENTS—86.0% (Identified Cost $1,117,010)		$1,117,163
Other assets and liabilities, net—14.0%		182,460
NET ASSETS—100.0%		$1,299,623
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	32%
Canada	20
Japan	14
Australia	11
Norway	5
Germany	4
Singapore	4
Other	10
Total	100%
† % of total investments as of June 30, 2025.
Exchange-traded futures contracts as of June 30, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2025	68	$6,144	$—	$(66)
FTSE China A50 Future	July 2025	633	8,475	—	(16)
FTSE Taiwan Index Future	July 2025	15	1,094	12	—
Hang Seng Index Future	July 2025	121	18,562	—	(195)
HSCEI Index Future	July 2025	189	10,436	—	(157)
IBEX 35 Index Future	July 2025	132	21,645	—	(67)
IFSC Nifty 50 Future	July 2025	151	7,732	83	—
Korean Won Future	July 2025	16	296	—(1)	—
MSCI Singapore IX ETS Future	July 2025	506	16,366	183	—
Brazil Real Future	August 2025	509	9,307	165	—
Gasoline RBOB Future	August 2025	78	6,788	—	(808)
Gold Future	August 2025	124	41,015	402	—
Lean Hogs Future	August 2025	188	8,084	22	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Live Cattle Future	August 2025	341	$29,173	$376	$—
Low Sulphur Gas Oil Future	August 2025	129	8,527	—	(579)
NY Harbor ULSD Future	August 2025	108	10,325	—	(988)
WTI Crude Future	August 2025	78	5,079	—	(696)
2 Year U.S. Treasury Note Future	September 2025	145	30,163	6	—
3 Year Australian Bond Future	September 2025	1,688	119,696	326	—
5 Year U.S. Treasury Note Future	September 2025	324	35,316	183	—
10 Year Australian Bond Future	September 2025	468	35,304	141	—
10 Year Canadian Bond Future	September 2025	58	5,196	4	—
10 Year U.S. Treasury Note Future	September 2025	54	6,055	14	—
3-Month EURIBOR Future	September 2025	1,318	380,799	—	(659)
3-Month SONIA Index Future	September 2025	403	132,942	—	(286)
Australian Dollar Future	September 2025	62	4,085	43	—
Brent Crude Future	September 2025	70	4,672	—	(626)
British Pound Future	September 2025	1,572	134,848	2,257	—
Canadian Dollar Future	September 2025	618	45,534	25	—
Cocoa Future	September 2025	36	3,240	—	(11)
Cocoa Future	September 2025	10	815	—	(52)
Coffee ’C’ Future	September 2025	23	2,588	—	(452)
Copper Future	September 2025	69	8,767	407	—
DAX Index Future	September 2025	24	16,997	225	—
DJIA Mini E-CBOT Future	September 2025	55	12,207	287	—
Euro FX Currency Future	September 2025	1,060	156,827	4,656	—
Euro STOXX 50® Index Future	September 2025	296	18,574	—	(51)
Euro-BOBL Future	September 2025	266	36,873	—	(82)
Euro-BTP Future	September 2025	1,502	190,985	—	(384)
Euro-BTP Future	September 2025	369	52,594	186	—
Euro-OAT Future	September 2025	246	35,886	—	(146)
Euro-Schatz Future	September 2025	1,173	148,191	—	(206)
FTSE 100 Index Future	September 2025	231	27,870	—	(382)
FTSE/JSE Top 40 Future	September 2025	143	7,252	96	—
FTSE/MIB Index Future	September 2025	78	18,308	86	—
Japanese Yen Future	September 2025	200	17,486	48	—
LME Copper Future	September 2025	27	6,588	83	—
LME Aluminium Future	September 2025	517	32,656	950	—
LME Zinc Future	September 2025	83	5,669	43	—
MSCI EAFE® Index Future	September 2025	359	48,137	290	—
MSCI Emerging Markets Index Future	September 2025	441	27,199	428	—
Nasdaq 100® E-Mini Index Future	September 2025	71	32,508	900	—
Nikkei 225 Stock Average Future	September 2025	33	9,283	241	—
Palladium Future	September 2025	48	5,314	293	—
Russell 2000® E-Mini Index Future	September 2025	19	2,082	2	—
S&P 500® E-Mini Index Future	September 2025	98	30,643	752	—
S&P Mid 400® E-Mini Index Future	September 2025	11	3,438	65	—
S&P/TSX 60 Index Future	September 2025	244	57,338	476	—
Silver Future	September 2025	116	20,980	—	(310)
SPI 200 Index Future	September 2025	247	34,695	—	(88)
STOXX Europe 600 Future	September 2025	253	8,085	—	(81)
TOPIX Index Future	September 2025	41	8,130	195	—
Platinum Future	October 2025	160	10,744	813	—
3-Month CORRA Future	December 2025	467	83,695	—	(28)
90-Day Bank Bill Future	December 2025	1,019	665,600	—	(13)
ECX Emission Future	December 2025	22	1,787	—	(135)
Soybean Oil Future	December 2025	385	12,185	267	—
				$16,031	$(7,564)
Short Contracts:
OMXS 30 Index Future	July 2025	(46)	(1,212)	—	(28)
SGX Iron Ore Future	August 2025	(344)	(3,234)	—	(38)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
10 Year Japanese Bond Future	September 2025	(7)	$(6,758)	$—	$(17)
10 Year U.K. Gilt Future	September 2025	(118)	(15,068)	—	(369)
10 Year U.S. Ultra Future	September 2025	(101)	(11,541)	—	(270)
30 Year Euro-BUXL Bond Future	September 2025	(91)	(12,728)	113	—
30 Year U.S. Treasury Bond Future	September 2025	(167)	(19,283)	—	(637)
LME Copper Future	September 2025	(18)	(4,320)	—	(127)
LME Nickel Future	September 2025	(125)	(12,034)	638	—
LME Aluminium Future	September 2025	(477)	(30,322)	—	(683)
LME Zinc Future	September 2025	(170)	(11,783)	84	—
U.S. Treasury Ultra Bond Future	September 2025	(153)	(18,226)	—	(757)
Sugar #11World Future	October 2025	(1,127)	(20,448)	843	—
Soybean Future	November 2025	(65)	(3,338)	13	—
3-Month SOFR Future	December 2025	(1,227)	(295,492)	—	(492)
Corn Future	December 2025	(883)	(18,786)	432	—
Cotton No. 2 Future	December 2025	(251)	(8,550)	18	—
KC HRW Wheat Future	December 2025	(175)	(4,813)	185	—
Soybean Meal Future	December 2025	(905)	(26,182)	1,381	—
Wheat Future	December 2025	(358)	(10,024)	238	—
				3,945	(3,418)
Total				$19,976	$(10,982)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	43,750	USD	54,102	UBS AG	09/17/25	$1,582	$—
CNH	112,000	USD	15,721	UBS AG	09/17/25	24	—
MXN	915,500	USD	47,602	UBS AG	09/17/25	783	—
NOK	898,000	USD	89,148	UBS AG	09/17/25	—	(12)
NZD	35,300	USD	21,455	UBS AG	09/17/25	119	—
PLN	255,000	USD	68,307	UBS AG	09/17/25	2,309	—
SEK	534,000	USD	56,139	UBS AG	09/17/25	595	—
SGD	126,000	USD	98,637	UBS AG	09/17/25	1,026	—
TRY	147,000	USD	3,433	UBS AG	09/17/25	10	—
USD	5,434	CHF	4,375	UBS AG	09/17/25	—	(135)
USD	15,700	CNH	112,000	UBS AG	09/17/25	—	(45)
USD	34,049	NOK	344,000	UBS AG	09/17/25	—	(97)
USD	2,832	PLN	10,500	UBS AG	09/17/25	—	(75)
USD	11,790	SEK	112,000	UBS AG	09/17/25	—	(109)
USD	8,448	SGD	10,750	UBS AG	09/17/25	—	(55)
ZAR	578,500	USD	32,493	UBS AG	09/17/25	—	(3)
Total						$6,448	$(531)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Consolidated Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$284,471	$—	$284,471
Certificates of Deposits	793,881	—	793,881
Money Market Mutual Fund	38,811	38,811	—
Other Financial Instruments:
Futures Contracts	19,976	19,976	—
Forward Foreign Currency Exchange Contracts*	6,448	—	6,448
Total Assets	1,143,587	58,787	1,084,800
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(531)	—	(531)
Futures Contracts	(10,982)	(10,982)	—
Total Liabilities	(11,513)	(10,982)	(531)
Total Investments	$1,132,074	$47,805	$1,084,269

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Consolidated Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) June 30, 2025
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$110,520	$1,117,163
Cash	4,622	78,121
Cash pledged as collateral for derivatives	4,823	17,845
Cash pledged as collateral for futures contracts	4,945	69,483
Due from broker for futures contracts	—	7,210
Variation margin receivable on futures contracts	108	—
Unrealized appreciation on futures contracts (LME)	65	1,798
Unrealized appreciation on forward foreign currency exchange contracts	21	6,448
Receivables
Investment securities sold	375	—
Fund shares sold	48	6,299
Dividends and interest	109	4,192
Tax reclaims	—(a)	—
Prepaid Trustees’ retainer	2	22
Prepaid expenses	20	41
Other assets	17	182
Total assets	125,675	1,308,804
Liabilities
Due to broker for swap contracts	1,871	—
Variation margin payable on futures contracts	—	3,643
Unrealized depreciation on futures contracts (LME)	—	811
Unrealized depreciation on forward foreign currency exchange contracts	84	531
Payables
Fund shares repurchased	91	2,145
Investment securities purchased	1,530	—
Investment advisory fees	82	1,209
Distribution and service fees	3	17
Administration and accounting fees	22	139
Transfer agent and sub-transfer agent fees and expenses	23	264
Professional fees	36	46
Trustee deferred compensation plan	16	182
Interest expense and/or commitment fees	1	13
Other accrued expenses	45	181
Total liabilities	3,804	9,181
Commitments and contingencies (Note 4D)	—	—
Net Assets	$121,871	$1,299,623
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$140,325	$2,150,552
Accumulated earnings (loss)	(18,454)	(850,929)
Net Assets	$121,871	$1,299,623
Net Assets:
Class A	$10,449	$40,691
Class C	$977	$10,645
Class I	$101,216	$1,096,978
Class R6	$9,229	$151,309
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	973,865	5,720,921
Class C	99,337	1,633,679
Class I	9,179,484	152,435,818
Class R6	836,059	20,906,321
Net Asset Value and Redemption Price Per Share:(b)
Class A	$10.73	$7.11
Class C	$9.84	$6.52
Class I	$11.03	$7.20
Class R6	$11.04	$7.24
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.35	$7.52
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$108,591	$1,117,010

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$754	$1,566
Interest	1,201	32,731
Foreign taxes withheld	(1)	—
Total investment income	1,954	34,297
Expenses
Investment advisory fees	656	9,981
Distribution and service fees, Class A	14	61
Distribution and service fees, Class C	5	63
Administration and accounting fees	72	795
Transfer agent fees and expenses	27	357
Sub-transfer agent fees and expenses, Class A	5	33
Sub-transfer agent fees and expenses, Class C	1	7
Sub-transfer agent fees and expenses, Class I	45	980
Custodian fees	1	2
Printing fees and expenses	12	113
Professional fees	30	68
Interest expense and/or commitment fees	1	8
Registration fees	35	64
Trustees’ fees and expenses	4	74
Miscellaneous expenses	24	71
Total expenses	932	12,677
Less net expenses reimbursed and/or waived by investment adviser(1)	(177)	(1,063)
Net expenses	755	11,614
Net investment income (loss)	1,199	22,683
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(682)	(83)
Foreign currency transactions	(6)	(388)
Forward foreign currency exchange contracts	13	(14,524)
Futures	(383)	(287,052)
Swaps	487	—
Net change in unrealized appreciation (depreciation) on:
Investments	726	(557)
Foreign currency transactions	45	(7,336)
Forward foreign currency exchange contracts	(319)	(18,088)
Futures	1,523	(5,035)
Net realized and unrealized gain (loss) on investments	1,404	(333,063)
Net increase (decrease) in net assets resulting from operations	$2,603	$(310,380)

(1)	See Note 3D in the Notes to Financial Statements.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,199	$3,548	$22,683	$79,027
Net realized gain (loss)	(571)	14,599	(302,047)	(148,405)
Net change in unrealized appreciation (depreciation)	1,975	(3,829)	(31,016)	846
Increase (decrease) in net assets resulting from operations	2,603	14,318	(310,380)	(68,532)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	—	(738)
Class C	—	—	—	(55)
Class I	—	—	—	(24,480)
Class R6	—	—	—	(2,727)
Total dividends and distributions to shareholders	—	—	—	(28,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,542)	(1,990)	(7,247)	(11,067)
Class C	(315)	(453)	(1,915)	(6,271)
Class I	5,832	(63,193)	(286,185)	(238,244)
Class R6	(6,908)	(2,113)	14,816	(24,398)
Increase (decrease) in net assets from capital transactions	(2,933)	(67,749)	(280,531)	(279,980)
Net increase (decrease) in net assets	(330)	(53,431)	(590,911)	(376,512)
Net Assets
Beginning of period	122,201	175,632	1,890,534	2,267,046
End of Period	$121,871	$122,201	$1,299,623	$1,890,534
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(6)(7)	Portfolio Turnover Rate(2)

AlphaSimplex Global Alternatives Fund
Class A
1/1/25 to 6/30/25(8)	$10.50	0.09	0.14	0.23	—	—	—	0.23	$10.73	2.19%	$10,449	1.49%	1.78%	1.79%	259%
1/1/24 to 12/31/24	9.59	0.24	0.67	0.91	—	—	—	0.91	10.50	9.49	11,774	1.49	1.76	2.37	512
1/1/23 to 12/31/23	9.77	0.27	0.07	0.34	(0.52)	—	(0.52)	(0.18)	9.59	3.46	12,622	1.49	1.67	2.73	335
1/1/22 to 12/31/22	10.78	— (9)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (10)	13,627	1.49 (11)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (10)	16,882	1.51 (11)(12)(13)	1.62 (12)(13)	(0.91)	115
1/1/20 to 12/31/20	11.18	(0.03)	(0.24)	(0.27)	(0.24)	—	(0.24)	(0.51)	10.67	(2.38) (10)	15,584	1.52 (11)(14)	1.58	(0.33)	232 (15)
Class C
1/1/25 to 6/30/25(8)	$9.66	0.05	0.13	0.18	—	—	—	0.18	$9.84	1.86%	$977	2.24%	2.57%	1.03%	259%
1/1/24 to 12/31/24	8.89	0.15	0.62	0.77	—	—	—	0.77	9.66	8.66	1,270	2.24	2.55	1.63	512
1/1/23 to 12/31/23	9.04	0.19	0.05	0.24	(0.39)	—	(0.39)	(0.15)	8.89	2.64	1,600	2.24	2.43	2.02	335
1/1/22 to 12/31/22	10.06	(0.07)	(0.09)	(0.16)	(0.86)	—	(0.86)	(1.02)	9.04	(1.51) (10)	2,869	2.24 (11)	2.38	(0.72)	124
1/1/21 to 12/31/21	10.02	(0.16)	0.20	0.04	—	—	—	0.04	10.06	0.30 (10)	3,109	2.26 (11)(12)(13)	2.37 (12)(13)	(1.61)	115
1/1/20 to 12/31/20	10.48	(0.11)	(0.22)	(0.33)	(0.13)	—	(0.13)	(0.46)	10.02	(3.17) (10)	5,059	2.27 (11)(14)	2.33	(1.08)	232 (15)
Class I*
1/1/25 to 6/30/25(8)	$10.77	0.11	0.15	0.26	—	—	—	0.26	$11.03	2.32%	$101,216	1.24%	1.54%	2.04%	259%
1/1/24 to 12/31/24	9.82	0.28	0.67	0.95	—	—	—	0.95	10.77	9.67	93,204	1.24	1.53	2.66	512
1/1/23 to 12/31/23	9.97	0.30	0.07	0.37	(0.52)	—	(0.52)	(0.15)	9.82	3.69	145,224	1.24	1.41	2.97	335
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (10)	166,448	1.24 (11)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (10)	322,349	1.26 (11)(12)(13)	1.37 (12)(13)	(0.60)	115
1/1/20 to 12/31/20	11.36	(0.01)	(0.23)	(0.24)	(0.28)	—	(0.28)	(0.52)	10.84	(2.12) (10)	502,517	1.27 (11)(14)	1.33	(0.11)	232 (15)
Class R6**
1/1/25 to 6/30/25(8)	$10.78	0.11	0.15	0.26	—	—	—	0.26	$11.04	2.32%	$9,229	1.18%	1.45%	2.08%	259%
1/1/24 to 12/31/24	9.82	0.28	0.68	0.96	—	—	—	0.96	10.78	9.78	15,953	1.19	1.44	2.65	512
1/1/23 to 12/31/23	9.96	0.31	0.06	0.37	(0.51)	—	(0.51)	(0.14)	9.82	3.69	16,186	1.19	1.33	3.06	335
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (10)	30,952	1.19 (11)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (10)	142	1.21 (11)(12)(13)	1.98 (12)(13)	(0.70)	115
1/1/20 to 12/31/20	11.35	— (9)	(0.24)	(0.24)	(0.29)	—	(0.29)	(0.53)	10.82	(2.06) (10)	131	1.22 (11)(14)	1.68	0.02	232 (15)

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/25 to 6/30/25(8)	$8.61	0.10	(1.60)	(1.50)	—	—	—	(1.50)	$7.11	(17.33) %	$40,691	1.70%	1.84%	2.59%	— % (16)
1/1/24 to 12/31/24	9.03	0.31	(0.62)	(0.31)	(0.11)	—	(0.11)	(0.42)	8.61	(3.44)	57,452	1.70	1.82	3.32	— (16)
1/1/23 to 12/31/23	10.13	0.29	(1.36)	(1.07)	(0.03)	—	(0.03)	(1.10)	9.03	(10.59)	71,167	1.70	1.77	3.06	— (16)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (17)	1.70 (17)	0.37	— (16)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (10)	51,356	1.72 (11)(18)	1.76 (18)	(1.63)	— (16)
1/1/20 to 12/31/20	9.26	(0.10)	1.33	1.23	(0.32)	—	(0.32)	0.91	10.17	13.27 (10)	170,442	1.70 (11)	1.80	0.99	— (16)
The footnote legend is at the end of the financial highlights.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(6)(7)	Portfolio Turnover Rate(2)
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class C
1/1/25 to 6/30/25(8)	$7.92	0.07	(1.47)	(1.40)	—	—	—	(1.40)	$6.52	(17.57) %	$10,645	2.45%	2.56%	1.84%	— % (16)
1/1/24 to 12/31/24	8.29	0.22	(0.56)	(0.34)	(0.03)	—	(0.03)	(0.37)	7.92	(4.13)	15,007	2.45	2.54	2.57	— (16)
1/1/23 to 12/31/23	9.34	0.21	(1.26)	(1.05)	—	—	—	(1.05)	8.29	(11.24)	21,890	2.45	2.49	2.35	— (16)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (17)	2.45 (17)	(0.56)	— (16)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (10)	17,400	2.47 (11)(18)	2.51 (18)	(2.38)	— (16)
1/1/20 to 12/31/20	8.78	(0.16)	1.26	1.10	(0.25)	—	(0.25)	0.85	9.63	12.48 (10)	19,793	2.45 (11)	2.54	(1.78)	— (16)
Class I*
1/1/25 to 6/30/25(8)	$8.71	0.11	(1.62)	(1.51)	—	—	—	(1.51)	$7.20	(17.24) %	$1,096,978	1.45%	1.59%	2.84%	— % (16)
1/1/24 to 12/31/24	9.12	0.33	(0.61)	(0.28)	(0.13)	—	(0.13)	(0.41)	8.71	(3.11)	1,650,684	1.45	1.57	3.56	— (16)
1/1/23 to 12/31/23	10.28	0.33	(1.40)	(1.07)	(0.09)	—	(0.09)	(1.16)	9.12	(10.41)	1,972,611	1.45	1.51	3.37	— (16)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (17)	1.45 (17)	0.44	— (16)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (10)	1,245,471	1.47 (11)(18)	1.51 (18)	(1.38)	— (16)
1/1/20 to 12/31/20	9.36	(0.08)	1.35	1.27	(0.35)	—	(0.35)	0.92	10.28	13.56 (10)	1,162,122	1.45 (11)	1.54	(0.80)	— (16)
Class R6**
1/1/25 to 6/30/25(8)	$8.75	0.12	(1.63)	(1.51)	—	—	—	(1.51)	$7.24	(17.16) %	$151,309	1.33%	1.44%	2.96%	— % (16)
1/1/24 to 12/31/24	9.16	0.35	(0.62)	(0.27)	(0.14)	—	(0.14)	(0.41)	8.75	(3.00)	167,391	1.33	1.44	3.68	— (16)
1/1/23 to 12/31/23	10.31	0.34	(1.41)	(1.07)	(0.08)	—	(0.08)	(1.15)	9.16	(10.33)	201,378	1.34 (19)	1.39	3.46	— (16)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (16)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (18)	1.38 (18)	(1.29)	— (16)
1/1/20 to 12/31/20	9.38	(0.07)	1.35	1.28	(0.36)	—	(0.36)	0.92	10.30	13.77	133,731	1.35	1.35	(0.73)	— (16)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Annualized for periods less than one year.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Amount is less than $0.005 per share.
(10)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(11)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(12)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.
(13)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24% and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.
(14)	Effective July 1, 2020, the expense limits were decreased from 1.54% to 1.49% for Class A, 2.29% to 2.24% for Class C, 1.29% to 1.24% for Class I, and 1.24% to 1.19% for Class R6, respectively.
(15)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.
(16)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(17)	Includes fee/expense recovery of 0.01%.
(18)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45% and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.
(19)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) June 30, 2025
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these consolidated financial statements, four funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in these consolidated financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, Inc. As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase. With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their consolidated financial statements and for derivatives, included in Note 3 below. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of June 30, 2025, the value of each Fund’s investment in its respective Subsidiary was as follows:

	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$1,522	1.25%
AlphaSimplex Managed Futures Strategy Fund	130,536	10.04%
B.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The Funds may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respectively Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Investors
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the investors of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
I.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
J.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
K.	Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2025, the Funds did not have investments in repurchase agreements.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2025, none of the Funds were lending under the agreement with BNY.
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in consolidated financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the six months ended June 30, 2025, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
During the six months ended June 30, 2025, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). If held, the value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. These interest payments are based on a specified benchmark rate, such as the U.S. effective federal funds rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap and the financing costs are reset quarterly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2025, AlphaSimplex Global Alternatives Fund utilized an equity basket total return swap to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at June 30, 2025:

Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$21	$6,448
Unrealized appreciation on futures contracts (LME)	Commodity contracts	65	1,798
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	155	5,690
Variation margin payable/receivable on futures contracts(1)	Equity contracts	612	4,321
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	201	7,194
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	114	973
Total Assets		$1,168	$26,424
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(84)	$(531)
Unrealized depreciation on futures contracts (LME)	Commodity contracts	—	(811)
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	(69)	(4,694)
Variation margin payable/receivable on futures contracts(1)	Equity contracts	(151)	(1,131)
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	(8)	—
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(103)	(4,346)
Swaps at value(2)	Equity contracts	(18,682)	—
Total Liabilities		$(19,097)	$(11,513)

(1)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts excluding LME contracts. For OTC swap contracts, the value (including premiums) at June 30, 2025 is shown in the Consolidated Statements of Assets and Liabilities.
(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the six months ended June 30, 2025:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Futures	Commodity contracts	$911	$(55,354)
Futures	Equity contracts	397	(145,902)
Futures	Foreign currency contracts	(167)	(13,262)
Futures	Interest rate contracts	(1,524)	(72,534)
Forward foreign currency exchange contracts	Foreign currency contracts	13	(14,524)
Swaps	Equity contracts	487	—
Total		$117	$(301,576)
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Commodity contracts	$(46)	$(3,961)
Futures	Equity contracts	1,701	35,829
Futures	Foreign currency contracts	(65)	(19,493)
Futures	Interest rate contracts	(67)	(17,410)
Forward foreign currency exchange contracts	Foreign currency contracts	(319)	(18,088)
Total		$1,204	$(23,123)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by each Fund for the six months ended June 30, 2025.
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$(427)	$(13,200)
Futures Contracts - Short Positions(1)	87	12,618
Forward Foreign Currency Exchange Purchase Contracts(2)	12,748	687,309
Forward Foreign Currency Exchange Sale Contracts(2)	9,349	529,987
Short Total Return Swap Contracts(2)	17,230	—
(1)	Average unrealized for the period.
(2)	Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2025:

At June 30, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$108	$—	$—	$3,643
Forward foreign currency exchange contracts	21	84	6,448	531
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$129	$84	$6,448	$4,174
Derivatives not subject to a MNA or similar agreement	(108)	—	—	(3,643)
Total assets and liabilities subject to a MNA	$21	$84	$6,448	$531
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2025:
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$21	$(21)	$—	$—	$—
Total	$21	$(21)	$—	$—	$—
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$(84)	$21	$—	$—	$(63)
Total	$(84)	$21	$—	$—	$(63)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$6,448	$(531)	$—	$—	$5,917
Total	$6,448	$(531)	$—	$—	$5,917
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$531	$(531)	$—	$—	$—
Total	$531	$(531)	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, LLC (the “Adviser”) (formerly known as Virtus Alternative Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 Billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5+ Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.	Subadvisers
AlphaSimplex Group, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	2.24%	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45	1.45	1.33
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2025	2026	2027	2028	Total
AlphaSimplex Global Alternatives Fund
Class A	$ 20	$ 25	$ 34	$ 16	$ 95
Class C	4	4	4	2	14
Class I	298	325	290	144	1,057
Class R6	26	37	53	15	131
AlphaSimplex Managed Futures Strategy Fund
Class A	—	69	77	33	179
Class C	—	12	17	7	36
Class I	—	1,375	2,381	933	4,689
Class R6	—	141	220	90	451
During the six months ended June 30, 2025, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2025, it retained net commissions of $1 for Class A shares and CDSC of $— and $—(a) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(a) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2025, the Funds incurred administration fees totaling $814 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2025, the Funds incurred transfer agent fees totaling $364 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at June 30, 2025.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$104,786	$101,462
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2025.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	26	$277	124	$1,272	705	$5,604	2,356	$21,464
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	80	694
Shares repurchased and cross class conversions	(174)	(1,819)	(319)	(3,262)	(1,653)	(12,851)	(3,649)	(33,225)
Net Increase / (Decrease)	(148)	$(1,542)	(195)	$(1,990)	(948)	$(7,247)	(1,213)	$(11,067)
Class C
Shares sold and cross class conversions	6	$63	26	$253	136	$924	252	$2,128
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	7	52
Shares repurchased and cross class conversions	(39)	(378)	(75)	(706)	(397)	(2,839)	(1,005)	(8,451)
Net Increase / (Decrease)	(33)	$(315)	(49)	$(453)	(261)	$(1,915)	(746)	$(6,271)
Class I
Shares sold and cross class conversions	2,456	$26,358	3,380	$35,427	53,916	$426,015	91,462	$846,105
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	2,441	21,406
Shares repurchased and cross class conversions	(1,926)	(20,526)	(9,519)	(98,620)	(91,095)	(712,200)	(120,605)	(1,105,755)
Net Increase / (Decrease)	530	$5,832	(6,139)	$(63,193)	(37,179)	$(286,185)	(26,702)	$(238,244)
Class R6
Shares sold and cross class conversions	35	$382	4,155	$43,165	6,981	$54,892	9,222	$86,163
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	152	1,339
Shares repurchased and cross class conversions	(678)	(7,290)	(4,324)	(45,278)	(5,206)	(40,076)	(12,222)	(111,900)
Net Increase / (Decrease)	(643)	$(6,908)	(169)	$(2,113)	1,775	$14,816	(2,848)	$(24,398)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 7. 10% Shareholders
As of June 30, 2025, the Funds had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Global Alternatives Fund	47%	2
AlphaSimplex Managed Futures Strategy Fund	51	3
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2025, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (‘‘SOFR”) or the Fed Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the six months ended June 30, 2025.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$ 109,604	$3,596	$ (1,926)	$ 1,670
AlphaSimplex Managed Futures Strategy Fund	1,190,373	15,650	(73,949)	(58,299)
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$21,073	$—
AlphaSimplex Managed Futures Strategy Fund	203,991	311,314
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these consolidated financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these consolidated financial statements.

Virtus Alternative Solutions Trust
OTHER INFORMATION (Unaudited)
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $74 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8081	08-25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	8/29/2025

*	Print the name and title of each signing officer under his or her signature.